Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 1,152,390	$ 1,229,413	$ 1,019,539
Voyage expenses	(80,750)	(98,006)	(112,540)
Vessel operating expenses	(364,441)	(378,480)	(352,209)
Time-charter hire expenses	(75,485)	(51,750)	(31,090)
Depreciation and amortization (note 1)	(300,011)	(274,599)	(198,553)
General and Administrative Expense	(56,122)	(72,613)	(67,516)
(Write down) and gain on sale of vessel	(40,079)	(69,998)	(1,638)
Restructuring charge	(4,649)	(568)	225
Income from vessel operations	230,853	283,399	256,218
Equity income	17,933	7,672	10,341
Investment in joint venture	141,819	77,647	54,955
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	294,581	664,667	172,169
Expenditures for dry docking	25,043	14,609	36,221
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	495,223	531,554	354,518
Voyage expenses	0	0	0
Vessel operating expenses	(165,346)	(189,900)	(158,216)
Time-charter hire expenses	0	0	0
Depreciation and amortization (note 1)	(149,198)	(137,914)	(72,905)
General and Administrative Expense	(35,971)	(38,588)	(27,406)
(Write down) and gain on sale of vessel	0	0	0
Restructuring charge	(4,444)	0	0
Income from vessel operations	140,264	165,152	95,991
Equity income	17,933	7,672	10,341
Investment in joint venture	141,819	77,647	54,955
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	66,234	116,473	17,022
Expenditures for dry docking	0	0	0
Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	509,596	541,792	577,064
Voyage expenses	(62,846)	(82,777)	(105,562)
Vessel operating expenses	(123,950)	(128,156)	(159,438)
Time-charter hire expenses	(62,511)	(51,088)	(31,090)
Depreciation and amortization (note 1)	(122,822)	(106,190)	(110,686)
General and Administrative Expense	(10,160)	(22,884)	(29,154)
(Write down) and gain on sale of vessel	4,554	(65,101)	(1,638)
Restructuring charge	(205)	(568)	225
Income from vessel operations	131,656	85,028	139,721
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	40,584	26,980	50,096
Expenditures for dry docking	19,105	14,609	22,552
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	54,440	57,391	53,868
Voyage expenses	(1,517)	(851)	(1,500)
Vessel operating expenses	(23,167)	(26,394)	(28,649)
Time-charter hire expenses	0	0	0
Depreciation and amortization (note 1)	(9,311)	(11,775)	(8,282)
General and Administrative Expense	(836)	(1,372)	(3,870)
(Write down) and gain on sale of vessel	(983)	0	0
Restructuring charge	0	0	0
Income from vessel operations	18,626	16,999	11,567
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	101,347	94,317	33,734
Expenditures for dry docking	5,139	0	11,560
UMS Segment [Member]
Segment Reporting Information [Line Items]
Revenues	34,433	28,334	0
Voyage expenses	0	0	0
Vessel operating expenses	(32,888)	(13,876)	0
Time-charter hire expenses	0	0	0
Depreciation and amortization (note 1)	(6,660)	(3,775)	0
General and Administrative Expense	(5,495)	(4,109)	(622)
(Write down) and gain on sale of vessel	(43,650)	(1,000)	0
Restructuring charge	0	0	0
Income from vessel operations	(54,260)	5,574	(622)
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	9,742	183,364	11,550
Expenditures for dry docking	0	0	0
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues	37,952	40,112	523
Voyage expenses	(15,024)	(12,052)	(105)
Vessel operating expenses	(17,524)	(13,920)	0
Time-charter hire expenses	0	(662)	0
Depreciation and amortization (note 1)	(12,020)	(8,362)	0
General and Administrative Expense	(3,307)	(4,598)	(4,328)
(Write down) and gain on sale of vessel	0	0	0
Restructuring charge	0	0	0
Income from vessel operations	(9,923)	518	(3,910)
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	76,674	243,436	59,516
Expenditures for dry docking	799	0	0
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	20,746	30,230	33,566
Voyage expenses	(1,363)	(2,326)	(5,373)
Vessel operating expenses	(1,566)	(6,234)	(5,906)
Time-charter hire expenses	(12,974)	0	0
Depreciation and amortization (note 1)	0	(6,583)	(6,680)
General and Administrative Expense	(353)	(1,062)	(2,136)
(Write down) and gain on sale of vessel	0	(3,897)	0
Restructuring charge	0	0	0
Income from vessel operations	4,490	10,128	13,471
Equity income	0	0	0
Investment in joint venture	0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	0	97	251
Expenditures for dry docking	$ 0	$ 0	$ 2,109